Schedule of Investments (unaudited)	iShares® Russell 2500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise Inc.(a)(b)	3,881	$609,317
BWX Technologies Inc.	5,503	263,484
Curtiss-Wright Corp.	2,333	323,517
Hexcel Corp.(a)	5,003	259,156
Howmet Aerospace Inc.	23,136	736,419
Huntington Ingalls Industries Inc.	2,374	443,321
Mercury Systems Inc.(a)	3,387	186,488
Spirit AeroSystems Holdings Inc., Class A(b)	6,293	271,165
Textron Inc.(b)	13,220	1,020,584
Virgin Galactic Holdings Inc.(a)(b)	10,690	143,032
		4,256,483
Air Freight & Logistics — 0.1%
GXO Logistics Inc.(a)	5,820	528,631

Airlines — 0.4%
Alaska Air Group Inc.(a)	7,286	379,601
American Airlines Group Inc.(a)	38,201	686,090
Copa Holdings SA, Class A, NVS(a)	1,913	158,129
JetBlue Airways Corp.(a)	18,927	269,520
		1,493,340
Auto Components — 0.5%
BorgWarner Inc.	14,315	645,177
Gentex Corp.	14,138	492,709
Lear Corp.	3,608	660,084
QuantumScape Corp., Class A(a)(b)	14,600	323,974
		2,121,944
Automobiles — 0.2%
Harley-Davidson Inc.	9,147	344,750
Thor Industries Inc.	3,185	330,508
		675,258
Banks — 2.5%
Bank of Hawaii Corp.	2,409	201,778
Bank OZK	7,255	337,575
BOK Financial Corp.	1,795	189,355
Comerica Inc.	7,881	685,647
Commerce Bancshares Inc.	6,681	459,252
Cullen/Frost Bankers Inc.	3,419	431,033
East West Bancorp. Inc.	8,446	664,531
First Citizens BancShares Inc./NC, Class A	362	300,402
First Hawaiian Inc.	7,680	209,894
First Horizon Corp.	32,259	526,790
FNB Corp.	19,040	230,955
PacWest Bancorp.	6,926	312,848
People's United Financial Inc.	25,428	453,127
Pinnacle Financial Partners Inc.	4,440	424,020
Popular Inc.	4,777	391,905
Prosperity Bancshares Inc.	5,388	389,552
Signature Bank/New York NY	3,549	1,147,995
Sterling Bancorp./DE	11,424	294,625
Synovus Financial Corp.	8,688	415,895
Umpqua Holdings Corp.	12,901	248,215
Webster Financial Corp.	5,405	301,815
Western Alliance Bancorp.	6,028	648,914
Wintrust Financial Corp.	3,396	308,425
Zions Bancorp. NA	9,275	585,809
		10,160,357
Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	559	282,351
Security	Shares	Value

Biotechnology — 1.0%
Exelixis Inc.(a)	18,603	$340,063
Ionis Pharmaceuticals Inc.(a)(b)	8,382	255,064
Iovance Biotherapeutics Inc.(a)(b)	8,867	169,271
Mirati Therapeutics Inc.(a)(b)	2,500	366,725
Natera Inc.(a)	4,994	466,390
Neurocrine Biosciences Inc.(a)	5,635	479,933
Novavax Inc.(a)(b)	4,507	644,816
Sage Therapeutics Inc.(a)(b)	3,079	130,981
Sarepta Therapeutics Inc.(a)(b)	4,991	449,439
Ultragenyx Pharmaceutical Inc.(a)	3,897	327,699
United Therapeutics Corp.(a)	2,652	573,044
		4,203,425
Building Products — 1.8%
A O Smith Corp.	7,953	682,765
Advanced Drainage Systems Inc.	3,641	495,649
Allegion PLC	5,370	711,203
Armstrong World Industries Inc.	2,859	331,987
AZEK Co. Inc. (The)(a)	6,757	312,444
Builders FirstSource Inc.(a)	11,369	974,437
Carlisle Companies Inc.	3,073	762,473
Fortune Brands Home & Security Inc.	8,126	868,669
Lennox International Inc.	1,984	643,530
Owens Corning	5,991	542,186
Trex Co. Inc.(a)	6,942	937,378
		7,262,721
Capital Markets — 1.9%
Affiliated Managers Group Inc.	2,424	398,772
Ares Management Corp., Class A	8,537	693,802
Carlyle Group Inc. (The)	9,706	532,859
Cboe Global Markets Inc.	6,389	833,126
Evercore Inc., Class A	2,280	309,738
FactSet Research Systems Inc.	2,271	1,103,729
Invesco Ltd.	19,940	459,019
Janus Henderson Group PLC	10,197	427,662
Jefferies Financial Group Inc.	13,175	511,190
Lazard Ltd., Class A	5,987	261,213
LPL Financial Holdings Inc.	4,768	763,309
Morningstar Inc.	1,404	480,154
SEI Investments Co.	6,384	389,041
Stifel Financial Corp.	6,105	429,914
Virtu Financial Inc., Class A	5,242	151,127
		7,744,655
Chemicals — 1.5%
Ashland Global Holdings Inc.	3,290	354,201
Axalta Coating Systems Ltd.(a)	12,330	408,370
CF Industries Holdings Inc.	12,844	909,098
Chemours Co. (The)	9,683	324,962
Diversey Holdings Ltd.(a)	4,588	61,066
Element Solutions Inc.	13,823	335,622
Huntsman Corp.	12,390	432,163
Mosaic Co. (The)	22,280	875,381
NewMarket Corp.	398	136,403
Olin Corp.	8,637	496,800
RPM International Inc.	7,632	770,832
Scotts Miracle-Gro Co. (The)	2,468	397,348
Valvoline Inc.	10,827	403,739
Westlake Chemical Corp.	1,983	192,609
		6,098,594

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.4%
ADT Inc.	9,472	$79,660
Clean Harbors Inc.(a)	3,035	302,802
Driven Brands Holdings Inc.(a)	3,211	107,954
IAA Inc.(a)	8,097	409,870
MSA Safety Inc.	2,195	331,357
Stericycle Inc.(a)	5,460	325,634
		1,557,277
Communications Equipment — 0.8%
Ciena Corp.(a)	9,219	709,587
CommScope Holding Co. Inc.(a)	12,035	132,866
F5 Inc.(a)	3,610	883,403
Juniper Networks Inc.	19,397	692,667
Lumentum Holdings Inc.(a)	4,330	457,984
Viasat Inc.(a)	4,161	185,331
		3,061,838
Construction & Engineering — 0.5%
AECOM(a)	8,200	634,270
MasTec Inc.(a)	3,351	309,230
Quanta Services Inc.	8,494	973,922
Valmont Industries Inc.	1,244	311,622
		2,229,044
Construction Materials — 0.1%
Eagle Materials Inc.	2,401	399,670

Consumer Finance — 0.4%
Credit Acceptance Corp.(a)	485	333,525
OneMain Holdings Inc.	6,714	335,969
Santander Consumer USA Holdings Inc.	3,599	151,230
SLM Corp.	17,461	343,458
Upstart Holdings Inc.(a)(b)	2,728	412,746
		1,576,928
Containers & Packaging — 1.3%
AptarGroup Inc.	3,928	481,102
Ardagh Group SA(a)	885	19,979
Ardagh Metal Packaging SA(a)	8,214	74,172
Avery Dennison Corp.	4,963	1,074,837
Berry Global Group Inc.(a)	8,082	596,290
Crown Holdings Inc.	7,387	817,150
Graphic Packaging Holding Co.	16,872	329,004
Packaging Corp. of America	5,607	763,393
Sealed Air Corp.	8,845	596,772
Silgan Holdings Inc.	5,002	214,286
Sonoco Products Co.	5,870	339,814
		5,306,799
Distributors — 0.3%
Pool Corp.	2,335	1,321,610

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions Inc.(a)(b)	3,622	455,937
Chegg Inc.(a)	8,560	262,792
frontdoor Inc.(a)	5,050	185,082
Grand Canyon Education Inc.(a)	2,367	202,876
H&R Block Inc.	10,494	247,239
Mister Car Wash Inc.(a)(b)	4,585	83,493
Service Corp. International	9,646	684,770
Terminix Global Holdings Inc.(a)	7,244	327,646
		2,449,835
Diversified Financial Services — 0.1%
Voya Financial Inc.	6,431	426,440
Security	Shares	Value

Electric Utilities — 0.5%
Hawaiian Electric Industries Inc.	6,298	$261,367
IDACORP Inc.	3,037	344,123
NRG Energy Inc.	14,536	626,211
OGE Energy Corp.	11,934	458,027
Pinnacle West Capital Corp.	6,743	475,988
		2,165,716
Electrical Equipment — 1.2%
Acuity Brands Inc.	2,068	437,837
ChargePoint Holdings Inc.(a)(b)	13,375	254,794
Fluence Energy Inc.(a)	2,025	72,009
Hubbell Inc.	3,252	677,294
Nvent Electric PLC.	9,949	378,062
Plug Power Inc.(a)(b)	30,695	866,520
Regal Rexnord Corp.	4,050	689,229
Sensata Technologies Holding PLC(a)(b)	9,308	574,210
Shoals Technologies Group Inc., Class A(a)(b)	5,636	136,955
Sunrun Inc.(a)(b)	12,089	414,653
Vertiv Holdings Co.	19,198	479,374
		4,980,937
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics Inc.(a)	4,142	556,146
Avnet Inc.	5,926	244,329
Cognex Corp.	10,227	795,252
Coherent Inc.(a)	1,474	392,880
IPG Photonics Corp.(a)	2,162	372,167
Jabil Inc.	8,817	620,276
Littelfuse Inc.	1,438	452,510
National Instruments Corp.	7,990	348,923
TD SYNNEX Corp.	2,484	284,070
Vontier Corp.	10,106	310,557
		4,377,110
Energy Equipment & Services — 0.1%
NOV Inc.	23,286	315,525

Entertainment — 0.4%
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,423	84,441
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	11,910	753,188
Madison Square Garden Sports Corp.(a)	1,126	195,620
Playtika Holding Corp.(a)	6,201	107,215
Skillz Inc., Class A(a)	18,298	136,137
World Wrestling Entertainment Inc., Class A	2,684	132,429
Zynga Inc., Class A(a)	61,402	392,973
		1,802,003
Equity Real Estate Investment Trusts (REITs) — 5.1%
American Campus Communities Inc.	8,225	471,210
American Homes 4 Rent, Class A	16,923	738,012
Americold Realty Trust	15,939	522,640
Apartment Income REIT Corp.	9,343	510,782
Brixmor Property Group Inc.	17,699	449,732
Camden Property Trust	5,930	1,059,573
Cousins Properties Inc.	8,861	356,921
CubeSmart	12,870	732,432
CyrusOne Inc.	7,581	680,167
Douglas Emmett Inc.	9,994	334,799
EPR Properties	4,470	212,280
Equity LifeStyle Properties Inc.	10,429	914,206
Federal Realty Investment Trust	4,639	632,389
First Industrial Realty Trust Inc.	7,734	511,991
Gaming and Leisure Properties Inc.	13,490	656,423

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America Inc., Class A	13,013	$434,504
Highwoods Properties Inc.	6,144	273,961
Host Hotels & Resorts Inc.(a)	42,390	737,162
Hudson Pacific Properties Inc.	8,973	221,723
Iron Mountain Inc.	17,204	900,285
JBG SMITH Properties.	7,273	208,808
Kilroy Realty Corp.	6,983	464,090
Kimco Realty Corp.	34,896	860,186
Lamar Advertising Co., Class A	5,154	625,180
Life Storage Inc.	4,871	746,140
Medical Properties Trust Inc.	35,330	834,848
National Retail Properties Inc.	10,445	502,091
Omega Healthcare Investors Inc.	14,324	423,847
Park Hotels & Resorts Inc.(a)	14,033	264,943
Rayonier Inc.	8,491	342,697
Regency Centers Corp.	10,099	760,960
Rexford Industrial Realty Inc.	9,115	739,318
SL Green Realty Corp.	4,009	287,445
Spirit Realty Capital Inc.	7,347	354,052
STORE Capital Corp.	14,611	502,618
VICI Properties Inc.	37,728	1,135,990
Vornado Realty Trust	10,580	442,879
		20,847,284
Food & Staples Retailing — 0.3%
Albertsons Companies Inc., Class A	9,360	282,578
Casey's General Stores Inc.	2,205	435,157
Grocery Outlet Holding Corp.(a)(b)	5,248	148,414
U.S. Foods Holding Corp.(a)	13,200	459,756
		1,325,905
Food Products — 1.0%
Beyond Meat Inc.(a)(b)	3,429	223,434
Bunge Ltd.	8,220	767,419
Darling Ingredients Inc.(a)	9,661	669,411
Flowers Foods Inc.	11,204	307,774
Freshpet Inc.(a)	2,457	234,078
Hain Celestial Group Inc. (The)(a)(b)	5,450	232,225
Ingredion Inc.	4,028	389,266
Lamb Weston Holdings Inc.	8,729	553,244
Pilgrim's Pride Corp.(a)	2,845	80,229
Post Holdings Inc.(a)	3,532	398,162
Seaboard Corp.	16	62,960
		3,918,202
Gas Utilities — 0.2%
National Fuel Gas Co.	5,222	333,895
UGI Corp.	12,431	570,707
		904,602
Health Care Equipment & Supplies — 0.9%
Envista Holdings Corp.(a)(b)	9,614	433,207
Figs Inc., Class A(a)	5,902	162,659
Globus Medical Inc., Class A(a)	4,712	340,206
ICU Medical Inc.(a)	1,192	282,909
Integra LifeSciences Holdings Corp.(a)	4,348	291,273
Masimo Corp.(a)	2,999	878,047
Penumbra Inc.(a)(b)	2,068	594,178
Quidel Corp.(a)	2,200	296,978
Tandem Diabetes Care Inc.(a)	3,725	560,687
		3,840,144
Health Care Providers & Services — 1.1%
Acadia Healthcare Co. Inc.(a)(b)	5,287	320,921
Security	Shares	Value

Health Care Providers & Services (continued)
Agilon Health Inc.(a)	9,971	$269,217
Amedisys Inc.(a)	1,924	311,457
Chemed Corp.	905	478,781
Encompass Health Corp.	5,827	380,270
Guardant Health Inc.(a)	5,376	537,708
Henry Schein Inc.(a)	8,345	646,988
Molina Healthcare Inc.(a)	3,450	1,097,376
Premier Inc., Class A	7,271	299,347
Signify Health Inc., Class A(a)(b)	3,775	53,680
		4,395,745
Health Care Technology — 0.1%
Certara Inc.(a)	6,282	178,534
Change Healthcare Inc.(a)	14,970	320,059
Definitive Healthcare Corp.(a)	692	18,912
		517,505
Hotels, Restaurants & Leisure — 1.4%
Aramark.	13,694	504,624
Boyd Gaming Corp.(a)	4,909	321,883
Choice Hotels International Inc.	2,096	326,955
Churchill Downs Inc.	2,207	531,666
Hyatt Hotels Corp., Class A(a)	2,955	283,385
Marriott Vacations Worldwide Corp.	2,509	423,971
Norwegian Cruise Line Holdings Ltd.(a)	22,090	458,147
Penn National Gaming Inc.(a)(b)	9,886	512,589
Planet Fitness Inc., Class A(a)	5,018	454,530
Six Flags Entertainment Corp.(a)	4,656	198,252
Travel + Leisure Co.	5,106	282,209
Vail Resorts Inc.	2,392	784,337
Wendy's Co. (The)	10,685	254,837
Wyndham Hotels & Resorts Inc.	5,506	493,613
		5,830,998
Household Durables — 0.9%
Leggett & Platt Inc.	7,956	327,469
Mohawk Industries Inc.(a)(b)	3,286	598,643
Newell Brands Inc.	22,767	497,231
PulteGroup Inc.	15,148	865,860
Tempur Sealy International Inc.	10,625	499,694
Toll Brothers Inc.	6,636	480,380
TopBuild Corp.(a)	1,981	546,578
		3,815,855
Household Products — 0.1%
Reynolds Consumer Products Inc.	3,245	101,893
Spectrum Brands Holdings Inc.	2,527	257,046
		358,939
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp., Class A	7,718	284,254
Vistra Corp.	28,640	652,133
		936,387
Insurance — 2.2%
Alleghany Corp.(a)	797	532,069
American Financial Group Inc./OH.	4,054	556,695
Assurant Inc.	3,399	529,768
Assured Guaranty Ltd.	4,027	202,155
Axis Capital Holdings Ltd.	4,637	252,577
Brighthouse Financial Inc.(a)(b)	4,748	245,947
Brown & Brown Inc.	14,068	988,699
Erie Indemnity Co., Class A, NVS.	1,518	292,458
Everest Re Group Ltd.	2,338	640,425
First American Financial Corp.	6,414	501,767

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Globe Life Inc.	5,994	$561,758
GoHealth Inc., Class A(a)(b)	2,874	10,893
Hanover Insurance Group Inc. (The)	2,121	277,978
Kemper Corp.	3,588	210,939
Lemonade Inc.(a)(b)	2,315	97,485
Mercury General Corp.	1,613	85,586
Old Republic International Corp.	16,735	411,346
Primerica Inc.	2,342	358,958
Reinsurance Group of America Inc.	4,057	444,201
RenaissanceRe Holdings Ltd.	2,744	464,642
Unum Group	12,193	299,582
W R Berkley Corp.	8,298	683,672
White Mountains Insurance Group Ltd.	176	178,446
		8,828,046
Interactive Media & Services — 0.1%
TripAdvisor Inc.(a)(b)	6,047	164,841
Vimeo Inc.(a)	8,598	154,420
		319,261
Internet & Direct Marketing Retail — 0.0%
Qurate Retail Inc., Series A	21,623	164,335

IT Services — 2.0%
Alliance Data Systems Corp.	2,976	198,112
Amdocs Ltd.	7,736	578,962
Concentrix Corp.	2,535	452,802
DXC Technology Co.(a)	15,011	483,204
Euronet Worldwide Inc.(a)	3,035	361,681
Fastly Inc., Class A(a)(b)	6,305	223,512
Genpact Ltd.	11,019	584,889
Globant SA(a)	2,424	761,354
Jack Henry & Associates Inc.	4,417	737,595
MongoDB Inc.(a)(b)	3,803	2,013,118
Paysafe Ltd.(a)	41,626	162,758
Sabre Corp.(a)	19,503	167,531
Shift4 Payments Inc., Class A(a)(b)	2,576	149,228
SolarWinds Corp.	2,092	29,685
Switch Inc., Class A	6,935	198,618
Thoughtworks Holding Inc.(a)	2,541	68,124
Western Union Co. (The)	23,962	427,482
WEX Inc.(a)	2,676	375,684
		7,974,339
Leisure Products — 0.4%
Brunswick Corp./DE	4,635	466,884
Hayward Holdings Inc.(a)	2,963	77,719
Mattel Inc.(a)	20,962	451,941
Polaris Inc.	3,417	375,562
YETI Holdings Inc.(a)(b)	5,114	423,593
		1,795,699
Life Sciences Tools & Services — 2.3%
10X Genomics Inc., Class A(a)(b)	5,077	756,270
Adaptive Biotechnologies Corp.(a)(b)	6,522	183,007
Avantor Inc.(a)	36,084	1,520,580
Bio-Techne Corp.	2,346	1,213,680
Bruker Corp.(b)	6,120	513,529
Charles River Laboratories International Inc.(a)	2,987	1,125,442
Maravai LifeSciences Holdings Inc., Class A(a)	6,554	274,613
PerkinElmer Inc.	7,556	1,519,209
QIAGEN NV(a)(b)	13,635	757,833
Repligen Corp.(a)(b)	3,283	869,470
Security	Shares	Value

Life Sciences Tools & Services (continued)

Sotera Health Co.(a)(b)	5,936	$139,793
Syneos Health Inc., Class A(a)	6,115	627,888
		9,501,314
Machinery — 2.1%
AGCO Corp.	3,762	436,467
Allison Transmission Holdings Inc.	6,284	228,423
Colfax Corp.(a)(b)	6,996	321,606
Crane Co.	2,949	300,002
Donaldson Co. Inc.	7,380	437,339
Flowserve Corp.	7,771	237,793
Gates Industrial Corp. PLC(a)	5,742	91,355
Graco Inc.	10,046	809,909
ITT Inc.	5,154	526,687
Lincoln Electric Holdings Inc.	3,434	478,940
Middleby Corp. (The)(a)	3,298	648,914
Nordson Corp.	3,483	889,105
Oshkosh Corp.	4,081	459,970
Pentair PLC	9,933	725,407
Snap-on Inc.	3,196	688,355
Timken Co. (The)	3,835	265,727
Toro Co. (The)	6,352	634,628
Woodward Inc.	3,434	375,886
		8,556,513
Marine — 0.1%
Kirby Corp.(a)(b)	3,570	212,129

Media — 0.7%
Cable One Inc.	325	573,121
Interpublic Group of Companies Inc. (The)	23,451	878,240
Loyalty Ventures Inc.(a)	1,193	35,874
New York Times Co. (The), Class A	9,858	476,141
News Corp., Class A, NVS	23,298	519,778
News Corp., Class B	7,260	163,350
Nexstar Media Group Inc., Class A	2,351	354,954
		3,001,458
Metals & Mining — 0.8%
Alcoa Corp.	11,172	665,628
Cleveland-Cliffs Inc.(a)	27,410	596,716
Reliance Steel & Aluminum Co.	3,745	607,514
Royal Gold Inc.	3,942	414,738
Steel Dynamics Inc.	11,268	699,405
United States Steel Corp.	15,986	380,626
		3,364,627
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	31,346	471,444
New Residential Investment Corp.	26,089	279,413
Starwood Property Trust Inc.	17,346	421,508
		1,172,365
Multi-Utilities — 0.3%
MDU Resources Group Inc.	12,134	374,213
NiSource Inc.	23,414	646,460
		1,020,673
Multiline Retail — 0.2%
Kohl's Corp.	8,932	441,152
Nordstrom Inc.(a)(b)	6,660	150,649
Ollie's Bargain Outlet Holdings Inc.(a)(b)	3,913	200,306
		792,107
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Corp.	20,039	193,977

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
APA Corp.	21,661	$582,464
Continental Resources Inc./OK	3,906	174,833
Coterra Energy Inc.	47,816	908,504
Devon Energy Corp.	40,389	1,779,135
Diamondback Energy Inc.	10,834	1,168,447
EQT Corp.(a)	18,180	396,506
HollyFrontier Corp.	8,993	294,790
Marathon Oil Corp.	46,528	763,990
New Fortress Energy Inc.	1,590	38,383
Targa Resources Corp.	13,541	707,382
Texas Pacific Land Corp.	354	442,100
		7,450,511
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	5,243	410,789

Personal Products — 0.1%
Coty Inc., Class A(a)	20,341	213,580
Herbalife Nutrition Ltd.(a)	6,063	248,159
		461,739
Pharmaceuticals — 0.7%
Catalent Inc.(a)	10,202	1,306,162
Jazz Pharmaceuticals PLC(a)(b)	3,579	455,965
Nektar Therapeutics(a)	10,889	147,110
Organon & Co.	15,161	461,652
Perrigo Co. PLC	8,032	312,445
		2,683,334
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	7,964	675,268
CACI International Inc., Class A(a)	1,388	373,663
Dun & Bradstreet Holdings Inc.(a)	9,645	197,626
FTI Consulting Inc.(a)	2,026	310,829
Jacobs Engineering Group Inc.	7,763	1,080,842
Legalzoomcom Inc.(a)(b)	1,123	18,047
ManpowerGroup Inc.	3,281	319,340
Nielsen Holdings PLC.	21,377	438,442
Robert Half International Inc.	6,519	726,999
Science Applications International Corp.	3,481	290,977
		4,432,033
Real Estate Management & Development — 0.4%
Howard Hughes Corp. (The)(a)	2,481	252,516
Jones Lang LaSalle Inc.(a)	3,022	813,945
Opendoor Technologies Inc.(a)(b)	27,229	397,816
		1,464,277
Road & Rail — 0.6%
AMERCO	538	390,712
Knight-Swift Transportation Holdings Inc.	9,610	585,633
Landstar System Inc.	2,293	410,493
Ryder System Inc.	3,117	256,934
Schneider National Inc., Class B	3,097	83,340
TuSimple Holdings Inc., Class A(a)(b)	7,917	283,825
XPO Logistics Inc.(a)	5,832	451,572
		2,462,509
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems Inc.(a)	2,409	87,158
Brooks Automation Inc	4,396	453,271
Cirrus Logic Inc.(a)	3,403	313,144
Enphase Energy Inc.(a)(b)	7,901	1,445,409
Entegris Inc.	8,072	1,118,618
First Solar Inc.(a)(b)	6,346	553,117
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MKS Instruments Inc.	3,308	$576,154
Monolithic Power Systems Inc.	2,684	1,324,098
ON Semiconductor Corp.(a)	25,363	1,722,655
Universal Display Corp.	2,587	426,933
Wolfspeed Inc.(a)	6,928	774,342
		8,794,899
Software — 4.3%
Alteryx Inc., Class A(a)(b)	3,561	215,440
Anaplan Inc.(a)(b)	8,557	392,338
Aspen Technology Inc.(a)	4,018	611,540
Avalara Inc.(a)	5,120	661,043
Bentley Systems Inc., Class B(b)	8,262	399,302
Bill.com Holdings Inc.(a)	5,508	1,372,318
Black Knight Inc.(a)	9,133	757,034
C3.ai Inc., Class A(a)(b)	3,546	110,812
CDK Global Inc.	7,080	295,519
Ceridian HCM Holding Inc.(a)	7,868	821,891
Datto Holding Corp.(a)	1,439	37,918
Dolby Laboratories Inc., Class A	3,835	365,169
DoubleVerify Holdings Inc.(a)	3,089	102,802
Dropbox Inc., Class A(a)	17,745	435,462
Duck Creek Technologies Inc.(a)	4,253	128,058
Dynatrace Inc.(a)	11,760	709,716
Elastic NV(a)(b)	4,387	539,996
Everbridge Inc.(a)(b)	2,299	154,792
Fair Isaac Corp.(a)	1,586	687,801
Five9 Inc.(a)	4,052	556,421
Guidewire Software Inc.(a)	5,020	569,921
Informatica Inc.(a)(b)	1,996	73,812
Jamf Holding Corp.(a)(b)	3,252	123,609
MANDIANT Inc.(a)	14,053	246,490
Manhattan Associates Inc.(a)	3,788	588,996
McAfee Corp., Class A	4,877	125,778
N-Able Inc.(a)(b)	2,412	26,773
nCino Inc.(a)(b)	3,349	183,726
NCR Corp.(a)	7,620	306,324
New Relic Inc.(a)	3,082	338,897
NortonLifeLock Inc.	33,001	857,366
Nuance Communications Inc.(a)(b)	17,044	942,874
Nutanix Inc., Class A(a)(b)	12,582	400,863
Paycor HCM Inc.(a)(b)	1,942	55,949
Paylocity Holding Corp.(a)	2,365	558,518
Pegasystems Inc.	2,466	275,748
Procore Technologies Inc.(a)	3,555	284,293
PTC Inc.(a)(b)	6,334	767,364
Smartsheet Inc., Class A(a)	7,311	566,237
Teradata Corp.(a)	6,511	276,522
Zendesk Inc.(a)(b)	7,140	744,631
		17,670,063
Specialty Retail — 1.4%
AutoNation Inc.(a)	2,469	288,503
Dick's Sporting Goods Inc.	3,762	432,592
Five Below Inc.(a)	3,298	682,323
Floor & Decor Holdings Inc., Class A(a)(b)	6,109	794,231
Foot Locker Inc.	5,373	234,424
GameStop Corp., Class A(a)(b)	3,835	569,076
Gap Inc. (The)	12,027	212,276
Leslie's Inc.(a)	7,954	188,192
Lithia Motors Inc.	1,757	521,741
Penske Automotive Group Inc.	1,841	197,392

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Petco Health & Wellness Co. Inc.(a)(b)	3,309	$65,485
RH(a)(b)	1,051	563,273
Vroom Inc.(a)(b)	6,896	74,408
Williams-Sonoma Inc.	4,446	751,952
		5,575,868
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage Inc., Class A(a)	15,946	519,042
Xerox Holdings Corp.	8,486	192,123
		711,165
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.(a)	8,834	573,415
Carter's Inc.	2,473	250,317
Columbia Sportswear Co.	2,341	228,107
Deckers Outdoor Corp.(a)	1,643	601,847
Hanesbrands Inc.	20,753	346,990
PVH Corp.	4,268	455,182
Ralph Lauren Corp.	2,879	342,198
Skechers U.S.A. Inc., Class A(a)	7,928	344,075
Tapestry Inc.	16,696	677,858
Under Armour Inc., Class A(a)	11,339	240,274
Under Armour Inc., Class C, NVS(a)(b)	12,209	220,250
		4,280,513
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	19,367	279,272
New York Community Bancorp. Inc.	26,979	329,414
TFS Financial Corp.	2,951	52,734
UWM Holdings Corp.(b)	5,540	32,797
		694,217
Trading Companies & Distributors — 0.5%
Air Lease Corp.	6,411	283,558
Core & Main Inc., Class A(a)(b)	2,226	67,537
MSC Industrial Direct Co. Inc., Class A	2,693	226,374
SiteOne Landscape Supply Inc.(a)	2,649	641,800
Univar Solutions Inc.(a)	10,063	285,286
Watsco Inc.	1,955	611,680
		2,116,235
Security	Shares	Value

Water Utilities — 0.2%
Essential Utilities Inc.	13,854	$743,821

Total Common Stocks — 56.5%
(Cost: $197,478,959)		230,144,896

Investment Companies

Exchange Traded Funds — 43.4%
iShares Russell 2000 ETF(b)(c)	794,385	176,710,943

Total Investment Companies — 43.4%
(Cost: $155,163,786)		176,710,943

Short-Term Investments

Money Market Funds — 22.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	89,230,212	89,256,981
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,000,000	1,000,000
		90,256,981

Total Short-Term Investments — 22.1%
(Cost: $90,257,538)		90,256,981

Total Investments in Securities — 122.0%
(Cost: $442,900,283)		497,112,820

Other Assets, Less Liabilities — (22.0)%		(89,660,882)

Net Assets — 100.0%		$407,451,938

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,434,624	$—		$(23,145,010	)(a)	$(30,661)	$(1,972)	$89,256,981	89,230,212	$306,578	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	800,000	(a)	—		—	—	1,000,000	1,000,000	22		—
iShares Russell 2000 ETF	119,636,359	77,320,125		(20,703,012)		5,085,489	(4,628,018)	176,710,943	794,385	1,190,029		—
						$5,054,828	$(4,629,990)	$266,967,924		$1,496,629		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-mini Russell 2000 Index	29	03/18/22	$325	$3,904
Russell 2000 E-Mini Index	2	03/18/22	224	4,968
				$8,872

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$230,124,917	$19,979	$—	$230,144,896
Investment Companies	176,710,943	—	—	176,710,943
Money Market Funds	90,256,981	—	—	90,256,981
	$497,092,841	$19,979	$—	$497,112,820
Derivative financial instruments(a)
Assets
Futures Contracts	$8,872	$—	$—	$8,872

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust